DISCLOSURE OF OTHER INFORMATION (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Depreciation and amortization	$ 507,029	$ 489,760	$ 516,012
Staff expenses	697,833	651,371	577,634
Total	4,274,496	3,681,603	3,445,284
Total	922,226	682,996	535,704
Fees (legal and technical advisors)	10,478	8,466	5,899
Maintenance and repair	12,585	1,700	4,342
Total	613,608	577,147	510,137
Cost Of Sales [Member]
Statement [Line Items]
Timber	859,811	773,732	844,548
Forestry labor costs and other services	623,902	554,460	467,595
Depreciation and amortization	408,248	401,672	412,750
Depreciation for right of use	40,539	43,284	57,785
Maintenance costs	319,100	261,143	225,691
Chemical costs	712,331	546,048	444,429
Sawmill costs	117,786	113,592	102,663
Other raw materials	315,078	243,882	212,872
Other Indirect costs	169,423	127,751	118,721
Energy and fuel	243,986	201,949	168,782
Cost of electricity	46,902	36,927	32,200
Staff expenses	417,390	377,163	357,248
Total	4,274,496	3,681,603	3,445,284
Distribution cost [Member]
Statement [Line Items]
Depreciation for right of use	2,975	2,291	1,664
Selling costs	37,652	38,467	35,847
Commissions	12,607	14,566	13,846
Insurance	6,813	4,236	3,521
Provision for doubtful accounts	(462)	758	1,427
Other selling costs	18,694	18,907	17,053
Shipping and freight costs	884,574	644,529	499,857
Port services	69,478	52,132	41,731
Freights	743,590	555,357	414,153
Other shipping and freight costs (internment, warehousing, stowage, customs and other costs)	68,531	34,749	42,309
Total	922,226	682,996	535,704
Administrative expenses [Member]
Statement [Line Items]
Depreciation and amortization	33,155	34,771	33,753
Depreciation for right of use	7,103	7,061	8,006
Staff expenses	255,378	248,079	210,708
Insurance	26,009	23,749	23,297
Marketing, advertising, promotion and publications expenses	15,998	12,601	10,037
Computer services	40,136	32,614	32,473
Lease of offices, other property and vehicles	5,079	5,264	5,282
Donations, contributions, scholarships	11,510	9,264	14,879
Fees (legal and technical advisors)	39,616	38,124	38,701
Property taxes, city permits and rights	27,385	24,522	19,206
Cleaning services, security services and transportation	30,491	33,336	28,108
Third-party variable services (maneuvers, logistics)	52,455	44,325	36,535
Basic services (electricity, telephone, water)	5,334	4,605	4,686
General and other minor expenses	6,197	14,455	4,102
Maintenance and repair	9,044	8,040	6,448
Seminars, courses, training materials	3,621	2,908	1,906
Travels, clothing and safety equipment, environmental expenses, audits and others	45,097	33,429	32,010
Total	$ 613,608	$ 577,147	$ 510,137